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United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7193

Federated Hermes Institutional Trust

(Exact name of registrant as specified in charter)

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of principal executive offices) (Zip code)

Peter J. Germain, Esquire

Federated Hermes, Inc.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

(Name and address of agent for service)

Registrant’s telephone number, including area code: 412-288-1900

Date of fiscal year end: Various, see below.

Date of reporting period: 7/1/2021 through 6/30/2022

Item 1. Proxy Voting Record.

Registrant Name: Federated Hermes Institutional Trust

Fund Name: Federated Hermes Government Ultrashort Fund
(Fiscal Year End 05/31)

Registrant Name: Federated Hermes Institutional Trust

Fund Name: Federated Hermes Short-Intermediate Total Return Bond Fund
(Fiscal Year End 08/31)

There were no matters related to a portfolio security consideration at any shareholder meeting held during the period covered by this report and with respect to which the above-named funds were entitled to vote.

Registrant Name: Federated Hermes Institutional Trust

Fund Name: Federated Hermes Institutional High Yield Bond Fund
(Fiscal Year End 10/31)

Issuer Name	Country	Meeting Date	Meeting Type	Record Date	Ticker	Security ID	Symbol Type	Ballot Issue Number	Proposal Text	Proponent	Mgmt Reco	Vote Cast	Fund Name	Logical Ballot Status
iHeartMedia, Inc.	United States	5/10/2022	Annual	3/17/2022	IHRT	45174J509	CUSIP	1.1	Elect Cheryl D. Mills	Mgmt	For	For	Federated Hermes Institutional High Yield Bond Fund	Voted
iHeartMedia, Inc.	United States	5/10/2022	Annual	3/17/2022	IHRT	45174J509	CUSIP	1.2	Elect Robert W. Pittman	Mgmt	For	For	Federated Hermes Institutional High Yield Bond Fund	Voted
iHeartMedia, Inc.	United States	5/10/2022	Annual	3/17/2022	IHRT	45174J509	CUSIP	1.3	Elect James A. Rasulo	Mgmt	For	For	Federated Hermes Institutional High Yield Bond Fund	Voted
iHeartMedia, Inc.	United States	5/10/2022	Annual	3/17/2022	IHRT	45174J509	CUSIP	2	Ratification of Auditor	Mgmt	For	For	Federated Hermes Institutional High Yield Bond Fund	Voted
iHeartMedia, Inc.	United States	5/10/2022	Annual	3/17/2022	IHRT	45174J509	CUSIP	3	Advisory Vote on Executive Compensation	Mgmt	For	For	Federated Hermes Institutional High Yield Bond Fund	Voted

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Federated Hermes Institutional Trust

By (Signature and Title)	/s/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date:	August 22, 2022